UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-06400

                        THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                               101 Federal Street
                          Boston, Massachusetts 02110
                    (Address of principal executive offices)

                           Michael Beattie, President
                        The Advisors' Inner Circle Funds
                                 c/o SEI Corp.
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-877-446-3863

                      Date of Fiscal Year End: October 31

            Date of Reporting Period: July 1, 2016 to June 30, 2017

ITEM 1. PROXY VOTING RECORD.

                   ATTACHED ARE THE PROXY VOTING RECORDS FOR:

                      HAVERFORD QUALITY GROWTH STOCK FUND
                  A SERIES OF THE ADVISORS' INNER CIRCLE FUND


HAVERFORD QUALITY GROWTH STOCK FUND

 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
ACCENTURE PLC
 SECURITY ID: G1151C101 TICKER: ACN
 Meeting Date: 10-Feb-17
 1A. Re-appointment of Director: Jaime Ardila              Issuer         For          Voted - For
 1B. Re-appointment of Director: Charles H. Giancarlo      Issuer         For          Voted - For
 1C. Re-appointment of Director: Herbert Hainer            Issuer         For          Voted - For
 1D. Re-appointment of Director: William L. Kimsey         Issuer         For          Voted - For
 1E. Re-appointment of Director: Marjorie Magner           Issuer         For          Voted - For
 1F. Re-appointment of Director: Nancy Mckinstry           Issuer         For          Voted - For
 1G. Re-appointment of Director: Pierre Nanterme           Issuer         For          Voted - For
 1H. Re-appointment of Director: Gilles C. Pelisson        Issuer         For          Voted - For
 1I. Re-appointment of Director: Paula A. Price            Issuer         For          Voted - For
 1J. Re-appointment of Director: Arun Sarin                Issuer         For          Voted - For
 1K. Re-appointment of Director: Frank K. Tang             Issuer         For          Voted - For
 2   To Approve, in A Non-binding Vote, the Compensation
       of our Named Executive Officers.                    Issuer         For          Voted - For
 3   To Recommend, in A Non-binding Vote, Whether A
       Shareholder Vote to Approve the Compensation of our
       Named Executive Officers Should Occur Every 1, 2 Or
       3 Years.                                            Issuer         1 Year       Voted - 1 Year
 4   To Ratify, in A Non-binding Vote, the Appointment
       of KPMG LLP (kpmg) As the Independent Auditors of
       Accenture and to Authorize, in A Binding Vote, the
       Audit Committee of the Board of Directors to
       Determine KPMGs Remuneration.                       Issuer         For          Voted - For
 5   To Grant the Board of Directors the Authority to
       Issue Shares Under Irish Law.                       Issuer         For          Voted - For
 6   To Grant the Board of Directors the Authority to
       Opt-out of Statutory Pre-emption Rights Under Irish
       Law.                                                Issuer         For          Voted - For
 7   To Determine the Price Range at Which Accenture Can
       Re-allot Shares That It Acquires As Treasury Shares
       Under Irish Law.                                    Issuer         For          Voted - For
AIR PRODUCTS AND CHEMICALS, INC.
 SECURITY ID: 9158106 TICKER: APD
 Meeting Date: 26-Jan-17
 1A  Election of Director: Susan K. Carter                 Issuer         For          Voted - For
 1B  Election of Director: Charles I. Cogut                Issuer         For          Voted - For
 1C  Election of Director: Seifi Ghasemi                   Issuer         For          Voted - For
 1D  Election of Director: Chadwick C. Deaton              Issuer         For          Voted - For
 1E  Election of Director: David H. Y. Ho                  Issuer         For          Voted - For
 1F  Election of Director: Margaret G. Mcglynn             Issuer         For          Voted - For
 1G  Election of Director: Edward L. Monser                Issuer         For          Voted - For
 1H  Election of Director: Matthew H. Paull                Issuer         For          Voted - For
 2   Advisory Vote on Executive Officer Compensation.      Issuer         For          Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3   Frequency of Advisory Votes on Executive Officer
       Compensation.                                       Issuer         1 Year       Voted - 1 Year
 4   Ratify the Appointment of KPMG LLP As the Companys
       Independent Registered Public Accounting Firm for
       the Fiscal Year Ending September 30, 2017.          Issuer         For          Voted - For
ANHEUSER-BUSCH INBEV SA
 SECURITY ID: 03524A108 TICKER: BUD
 Meeting Date: 28-Sep-16
 A1. Approve, in Accordance with Article 23 of the
       Articles of Association of the Company, the
       Transaction, Including the Acquisition by Ab Inbev
       of the Shares of Newbelco at A Price of 0.45 Each
       Under the Belgian Offer, for A Value Exceeding One
       Third of the Consolidated Assets of Ab Inbev.       Issuer         For          Voted - For
 B4. Approve (i) the Merger Terms, (ii) the Belgian
       Merger, Subject to the Conditions Set Out in the
       Merger Terms and Effective Upon Passing of the
       Final Notarial Deed, and (iii) the Dissolution
       Without Liquidation of Ab Inbev Upon Completion of
       the Belgian Merger.                                 Issuer         For          Voted - For
 B5. Approve, in Accordance with Article 23 of the
       Articles of Association of the Company, (i) the
       Delisting of the Securities of the Company from
       Euronext Brussels, (ii) the Delisting of the
       Securities of the Company from the Johannesburg
       Stock Exchange, and (iii) the Cancellation of the
       Registration of the Securities of the Company with
       the National Securities Registry (rnv) Maintained
       by the Mexican Securities and Banking Commission
       (comision Nacional Bancaria (due to Space
       Limits, See Proxy Material for Full Proposal).      Issuer         For          Voted - For
 C6. Approve the Delegation of Powers To: (i) Any
       Director of the Company from Time to Time, Sabine
       Chalmers, Lucas Lira, Benoit Loore, Ann Randon,
       Patricia Frizo, Gert Boulange, Jan Vandermeersch,
       Philip Goris and Romanie Dendooven (each an
       "Authorised Person"), Each Acting Together with
       Another Authorised Person, to Acknowledge by
       Notarial Deed the Completion of the Belgian Merger
       After Completion of the Conditions Precedent Set
       Out in the Merger Terms; (due to Space Limits,
       See Proxy Material for Full Proposal).              Issuer         For          Voted - For
 Meeting Date: 26-Apr-17
 1   Authorised Capital: (b) Proposed Resolution:
       Granting to the Board of Directors, for A Period of
       Five Years As from the Date of Publication of This
       Amendment to the Articles of Association in the
       Annexes to the Belgian State Journal (annexes Du
       Moniteur Belge / Bijlagen Bij Het Belgisch
       Staatsblad), the Authorisation to Increase the


HAVERFORD QUALITY GROWTH STOCK FUND




 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
       Capital in One Or More Transactions, by the
       Issuance of A Number of Shares, Or Financial
       Instruments Giving Right to A Number of Shares,
         (due to Space Limits, See Proxy Material for
       Full Proposal).                                     Issuer         For          Voted - For
 3   Approval of the Accounts of the Old Ab Inbev          Issuer         For          Voted - For
 4   Discharge to the Directors of the Old Ab Inbev        Issuer         For          Voted - For
 5   Discharge to the Statutory Auditor of the Old Ab
       Inbev                                               Issuer         For          Voted - For
 9   Approval of the Statutory Annual Accounts             Issuer         For          Voted - For
 10  Discharge to the Directors                            Issuer         For          Voted - For
 11  Discharge to the Statutory Auditor                    Issuer         For          Voted - For
 12A Renewing the Appointment As Restricted Share
       Director of Mr. Martin J. Barrington, for A Period
       of One Year                                         Issuer         For          Voted - For
 12B Renewing the Appointment As Restricted Share
       Director of Mr. William F. Gifford, Jr., for A
       Period of One Year                                  Issuer         For          Voted - For
 12C Renewing the Appointment As Restricted Share
       Director of Mr. Alejandro Santo Domingo Davila, for
       A Period of One Year                                Issuer         For          Voted - For
 13A Remuneration Policy and Remuneration Report of the
       Company                                             Issuer         For          Voted - For
 13B Confirmation of Fixed Remuneration of the Directors   Issuer         For          Voted - For
 13C Stock Options for Directors                           Issuer         For          Voted - For
 C1. Filings                                               Issuer         For          Voted - For
APPLE INC.
 SECURITY ID: 37833100 TICKER: AAPL
 Meeting Date: 28-Feb-17
 1A. Election of Director: James Bell                      Issuer         For          Voted - For
 1B. Election of Director: Tim Cook                        Issuer         For          Voted - For
 1C. Election of Director: Al Gore                         Issuer         For          Voted - For
 1D. Election of Director: Bob Iger                        Issuer         For          Voted - For
 1E. Election of Director: Andrea Jung                     Issuer         For          Voted - For
 1F. Election of Director: Art Levinson                    Issuer         For          Voted - For
 1G. Election of Director: Ron Sugar                       Issuer         For          Voted - For
 1H. Election of Director: Sue Wagner                      Issuer         For          Voted - For
 2   Ratification of the Appointment of Ernst & Young
       LLP As Apples Independent Registered Public
       Accounting Firm for 2017                            Issuer         For          Voted - For
 3   Advisory Vote to Approve Executive Compensation       Issuer         For          Voted - For
 4   Advisory Vote on the Frequency of Shareholder Votes
       on Executive Compensation                           Issuer         1 Year       Voted - 1 Year
 5   A Shareholder Proposal Entitled "charitable
       Giving - Recipients, Intents and Benefits"          Shareholder    Against      Voted - Against
 6   A Shareholder Proposal Regarding Diversity Among
       our Senior Management and Board of Directors        Shareholder    Against      Voted - Against
 7   A Shareholder Proposal Entitled "shareholder
       Proxy Access Amendments"                            Shareholder    Against      Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 8   A Shareholder Proposal Entitled "executive
       Compensation Reform"                              Shareholder    Against      Voted - Against
 9   A Shareholder Proposal Entitled "executives to
       Retain Significant Stock"                         Shareholder    Against      Voted - Against
BAXTER INTERNATIONAL INC.
 SECURITY ID: 71813109 TICKER: BAX
 Meeting Date: 02-May-17
 1A. Election of Director: Jose (joe) Almeida            Issuer         For          Voted - Against
 1B. Election of Director: Thomas F. Chen                Issuer         For          Voted - For
 1C. Election of Director: John D. Forsyth               Issuer         For          Voted - Against
 1D. Election of Director: Munib Islam                   Issuer         For          Voted - For
 1E. Election of Director: Michael F. Mahoney            Issuer         For          Voted - For
 1F. Election of Director: Carole J. Shapazian           Issuer         For          Voted - For
 1G. Election of Director: Thomas T. Stallkamp           Issuer         For          Voted - Against
 1H. Election of Director: Albert P.l. Stroucken         Issuer         For          Voted - Against
 2   Advisory Vote to Approve Named Executive Officer
       Compensation                                      Issuer         For          Voted - For
 3   Advisory Vote on the Frequency of Executive
       Compensation Advisory Votes                       Issuer         1 Year       Voted - 1 Year
 4   Ratification of Independent Registered Public
       Accounting Firm                                   Issuer         For          Voted - Against
 5   Stockholder Proposal - Proxy Access Bylaw Amendment
       to Increase Aggregation Cap                       Shareholder    Against      Voted - For
BECTON, DICKINSON AND COMPANY
 SECURITY ID: 75887109 TICKER: BDX
 Meeting Date: 24-Jan-17
 1A. Election of Director: Basil L. Anderson             Issuer         For          Voted - For
 1B. Election of Director: Catherine M. Burzik           Issuer         For          Voted - For
 1C. Election of Director: R. Andrew Eckert              Issuer         For          Voted - For
 1D. Election of Director: Vincent A. Forlenza           Issuer         For          Voted - For
 1E. Election of Director: Claire M. Fraser              Issuer         For          Voted - For
 1F. Election of Director: Christopher Jones             Issuer         For          Voted - For
 1G. Election of Director: Marshall O. Larsen            Issuer         For          Voted - For
 1H. Election of Director: Gary A. Mecklenburg           Issuer         For          Voted - For
 1I. Election of Director: James F. Orr                  Issuer         For          Voted - For
 1J. Election of Director: Willard J. Overlock, Jr.      Issuer         For          Voted - For
 1K. Election of Director: Claire Pomeroy                Issuer         For          Voted - For
 1L. Election of Director: Rebecca W. Rimel              Issuer         For          Voted - For
 1M. Election of Director: Bertram L. Scott              Issuer         For          Voted - For
 2   Ratification of Selection of Independent Registered
       Public Accounting Firm.                           Issuer         For          Voted - For
 3   Advisory Vote to Approve Named Executive Officer
       Compensation.                                     Issuer         For          Voted - For
 4   Advisory Vote to Approve the Frequency of Named
       Executive Officer Compensation Advisory Votes.    Issuer                      Voted - 1 Year





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5   Shareholder Proposal Regarding an Independent Board
       Chair.                                            Shareholder    Against      Voted - For
BLACKROCK, INC.
 SECURITY ID: 09247X101 TICKER: BLK
 Meeting Date: 25-May-17
 1A. Election of Director: Abdlatif Yousef Al-hamad      Issuer         For          Voted - For
 1B. Election of Director: Mathis Cabiallavetta          Issuer         For          Voted - For
 1C. Election of Director: Pamela Daley                  Issuer         For          Voted - For
 1D. Election of Director: William S. Demchak            Issuer         For          Voted - For
 1E. Election of Director: Jessica P. Einhorn            Issuer         For          Voted - For
 1F. Election of Director: Laurence D. Fink              Issuer         For          Voted - Against
 1G. Election of Director: Fabrizio Freda                Issuer         For          Voted - For
 1H. Election of Director: Murry S. Gerber               Issuer         For          Voted - Against
 1I. Election of Director: James Grosfeld                Issuer         For          Voted - Against
 1J. Election of Director: Robert S. Kapito              Issuer         For          Voted - For
 1K. Election of Director: Sir Deryck Maughan            Issuer         For          Voted - Against
 1L. Election of Director: Cheryl D. Mills               Issuer         For          Voted - For
 1M. Election of Director: Gordon M. Nixon               Issuer         For          Voted - For
 1N. Election of Director: Charles H. Robbins            Issuer         For          Voted - For
 1O. Election of Director: IVan G. Seidenberg            Issuer         For          Voted - For
 1P. Election of Director: Marco Antonio Slim Domit      Issuer         For          Voted - For
 1Q. Election of Director: John S. Varley                Issuer         For          Voted - For
 1R. Election of Director: Susan L. Wagner               Issuer         For          Voted - For
 2   Approval, in A Non-binding Advisory Vote, of the
       Compensation for Named Executive Officers.        Issuer         For          Voted - For
 3   Recommendation, in A Non-binding Advisory Vote, on
       the Frequency of Future Executive Compensation
       Advisory Votes.                                   Issuer         1 Year       Voted - 1 Year
 4   Ratification of the Appointment of Deloitte &
       Touche LLP As Blackrocks Independent Registered
       Public Accounting Firm for the Fiscal Year 2017.  Issuer         For          Voted - Against
 5   A Shareholder Proposal Regarding Proxy Voting
       Record on Executive Compensation.                 Shareholder    Against      Voted - For
 6   A Shareholder Proposal Regarding Production of an
       Annual Report on Certain Trade Association and
       Lobbying Expenditures.                            Shareholder    Against      Voted - Against
COMCAST CORPORATION
 SECURITY ID: 20030N101 TICKER: CMCSA
 Meeting Date: 08-Jun-17
 1   Director: Kenneth J. Bacon                          Issuer         For          Voted - Withheld
 1   Director: Madeline S. Bell                          Issuer         For          Voted - Withheld
 1   Director: Sheldon M. Bonovitz                       Issuer         For          Voted - For
 1   Director: Edward D. Breen                           Issuer         For          Voted - For
 1   Director: Gerald L. Hassell                         Issuer         For          Voted - For
 1   Director: Jeffrey A. Honickman                      Issuer         For          Voted - Withheld


HAVERFORD QUALITY GROWTH STOCK FUND




 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1   Director: Asuka Nakahara                            Issuer         For          Voted - For
 1   Director: David C. Novak                            Issuer         For          Voted - For
 1   Director: Brian L. Roberts                          Issuer         For          Voted - Withheld
 1   Director: Johnathan A. Rodgers                      Issuer         For          Voted - For
 2   Ratification of the Appointment of our Independent
       Auditors                                          Issuer         For          Voted - Against
 3   Advisory Vote on Executive Compensation             Issuer         For          Voted - For
 4   Advisory Vote on the Frequency of the Vote on
       Executive Compensation                            Issuer         1 Year       Voted - 1 Year
 5   To Provide A Lobbying Report                        Shareholder    Against      Voted - Against
 6   To Stop 100-to-one Voting Power                     Shareholder    Against      Voted - For
CVS HEALTH CORPORATION
 SECURITY ID: 126650100 TICKER: CVS
 Meeting Date: 10-May-17
 1A. Election of Director: Richard M. Bracken            Issuer         For          Voted - For
 1B. Election of Director: C. David Brown II             Issuer         For          Voted - Against
 1C. Election of Director: Alecia A. Decoudreaux         Issuer         For          Voted - For
 1D. Election of Director: Nancy-ann M. Deparle          Issuer         For          Voted - For
 1E. Election of Director: David W. Dorman               Issuer         For          Voted - Against
 1F. Election of Director: Anne M. Finucane              Issuer         For          Voted - Against
 1G. Election of Director: Larry J. Merlo                Issuer         For          Voted - For
 1H. Election of Director: Jean-pierre Millon            Issuer         For          Voted - Against
 1I. Election of Director: Mary L. Schapiro              Issuer         For          Voted - For
 1J. Election of Director: Richard J. Swift              Issuer         For          Voted - Against
 1K. Election of Director: William C. Weldon             Issuer         For          Voted - Against
 1L. Election of Director: Tony L. White                 Issuer         For          Voted - Against
 2   Proposal to Ratify Independent Public Accounting
       Firm for 2017.                                    Issuer         For          Voted - Against
 3   Say on Pay - an Advisory Vote on the Approval of
       Executive Compensation.                           Issuer         For          Voted - Against
 4   To Recommend, by Non-binding Vote, the Frequency of
       Executive Compensation Votes.                     Issuer         1 Year       Voted - 1 Year
 5   Proposal to Approve the 2017 Incentive Compensation
       Plan.                                             Issuer         For          Voted - Against
 6   Stockholder Proposal Regarding the Ownership
       Threshold for Calling Special Meetings of
       Stockholders.                                     Shareholder    Against      Voted - Against
 7   Stockholder Proposal Regarding A Report on
       Executive Pay.                                    Shareholder    Against      Voted - Against
 8   Stockholder Proposal Regarding A Report on
       Renewable Energy Targets.                         Shareholder    Against      Voted - Against


HAVERFORD QUALITY GROWTH STOCK FUND




 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
E. I. DU PONT DE NEMOURS AND COMPANY
 SECURITY ID: 263534109 TICKER: DD
 Meeting Date: 20-Jul-16
 1   Adoption of Merger Agreement. to Consider and Vote
       on A Proposal (the "dupont Merger
       Proposal") to Adopt the Agreement and Plan of
       Merger, Dated As of December 11, 2015 (as It May be
       Amended from Time to Time, the "merger
       Agreement"), by and Among Diamond-orion
       Holdco, Inc., A Delaware Corporation, (n/k/a
       Dowdupont Inc.), E. I. Du Pont De Nemours and
       Company, A Delaware Corporation
       ("dupont"), Diamond Merger Sub, Inc., A
       Delaware Corporation, Orion Merger Sub, Inc., A
       Delaware (due to Space Limits, See Proxy
       Statement for Full Proposal).                       Issuer         For          Voted - For
 2   Adjournment of Special Meeting. to Consider and
       Vote on A Proposal to Adjourn the Dupont Special
       Meeting, If Necessary Or Appropriate, to Solicit
       Additional Proxies If There are Not Sufficient
       Votes to Approve the Dupont Merger Proposal.        Issuer         For          Voted - For
 3   Advisory Vote Regarding Merger-related Named
       Executive Officer Compensation. to Consider and
       Vote on A Non-binding, Advisory Proposal to Approve
       the Compensation That May Become Payable to Duponts
       Named Executive Officers in Connection with the
       Transaction.                                        Issuer         For          Voted - For
 Meeting Date: 24-May-17
 1A. Election of Director: Lamberto Andreotti              Issuer         For          Voted - For
 1B. Election of Director: Edward D. Breen                 Issuer         For          Voted - For
 1C. Election of Director: Robert A. Brown                 Issuer         For          Voted - Against
 1D. Election of Director: Alexander M. Cutler             Issuer         For          Voted - For
 1E. Election of Director: Eleuthere I. Du Pont            Issuer         For          Voted - Against
 1F. Election of Director: James L. Gallogly               Issuer         For          Voted - For
 1G. Election of Director: Marillyn A. Hewson              Issuer         For          Voted - For
 1H. Election of Director: Lois D. Juliber                 Issuer         For          Voted - For
 1I. Election of Director: Lee M. Thomas                   Issuer         For          Voted - For
 1J. Election of Director: Patrick J. Ward                 Issuer         For          Voted - For
 2   To Ratify Appointment of Independent Registered
       Public Accounting Firm                              Issuer         For          Voted - Against
 3   To Approve, by Advisory Vote, Executive Compensation  Issuer         For          Voted - For
 4   To Recommend, by Advisory Vote, the Frequency of
       Advisory Votes on Executive Compensation            Issuer         1 Year       Voted - 1 Year
 5   To Prepare A Report on Executive Compensation         Shareholder    Against      Voted - Against
 6   To Prepare A Report on Accident Risk Reduction        Shareholder    Against      Voted - Against


HAVERFORD QUALITY GROWTH STOCK FUND




 PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
EXXON MOBIL CORPORATION
 SECURITY ID: 30231G102 TICKER: XOM
 Meeting Date: 31-May-17
 1   Director: Susan K. Avery                           Issuer         For          Voted - For
 1   Director: Michael J. Boskin                        Issuer         For          Voted - Withheld
 1   Director: Angela F. Braly                          Issuer         For          Voted - For
 1   Director: Ursula M. Burns                          Issuer         For          Voted - For
 1   Director: Henrietta H. Fore                        Issuer         For          Voted - For
 1   Director: Kenneth C. Frazier                       Issuer         For          Voted - For
 1   Director: Douglas R. Oberhelman                    Issuer         For          Voted - For
 1   Director: Samuel J. Palmisano                      Issuer         For          Voted - Withheld
 1   Director: Steven S Reinemund                       Issuer         For          Voted - Withheld
 1   Director: William C. Weldon                        Issuer         For          Voted - For
 1   Director: Darren W. Woods                          Issuer         For          Voted - Withheld
 2   Ratification of Independent Auditors (page 24)     Issuer         For          Voted - Against
 3   Advisory Vote to Approve Executive Compensation
       (page 25)                                        Issuer         For          Voted - For
 4   Frequency of Advisory Vote on Executive
       Compensation (page 25)                           Issuer         1 Year       Voted - 1 Year
 5   Independent Chairman (page 53)                     Shareholder    Against      Voted - For
 6   Majority Vote for Directors (page 54)              Shareholder    Against      Voted - For
 7   Special Shareholder Meetings (page 55)             Shareholder    Against      Voted - Against
 8   Restrict Precatory Proposals (page 56)             Shareholder    Against      Voted - Against
 9   Report on Compensation for Women (page 57)         Shareholder    Against      Voted - Against
 10  Report on Lobbying (page 59)                       Shareholder    Against      Voted - Against
 11  Increase Capital Distributions in Lieu of
       Investment (page 60)                             Shareholder    Against      Voted - For
 12  Report on Impacts of Climate Change Policies (page
       62)                                              Shareholder    Against      Voted - For
 13  Report on Methane Emissions (page 64)              Shareholder    Against      Voted - For
JOHNSON & JOHNSON
 SECURITY ID: 478160104 TICKER: JNJ
 Meeting Date: 27-Apr-17
 1A. Election of Director: Mary C. Beckerle             Issuer         For          Voted - For
 1B. Election of Director: D. Scott Davis               Issuer         For          Voted - Against
 1C. Election of Director: Ian E. L. Davis              Issuer         For          Voted - For
 1D. Election of Director: Alex Gorsky                  Issuer         For          Voted - For
 1E. Election of Director: Mark B. Mcclellan            Issuer         For          Voted - For
 1F. Election of Director: Anne M. Mulcahy              Issuer         For          Voted - For
 1G. Election of Director: William D. Perez             Issuer         For          Voted - Against
 1H. Election of Director: Charles Prince               Issuer         For          Voted - Against
 1I. Election of Director: A. Eugene Washington         Issuer         For          Voted - Against
 1J. Election of Director: Ronald A. Williams           Issuer         For          Voted - Against
 2   Advisory Vote on Frequency of Voting to Approve
       Named Executive Officer Compensation             Issuer         1 Year       Voted - 1 Year





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                              PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3   Advisory Vote to Approve Named Executive Officer
       Compensation                                    Issuer         For          Voted - For
 4   Re-approval of the Material Terms of Performance
       Goals Under the 2012 Long-term Incentive Plan   Issuer         For          Voted - Against
 5   Ratification of Appointment of
       PricewaterhouseCoopers LLP As the Independent
       Registered Public Accounting Firm for 2017      Issuer         For          Voted - Against
 6   Shareholder Proposal - Independent Board Chairman Shareholder    Against      Voted - For
JPMORGAN CHASE & CO.
 SECURITY ID: 46625H100 TICKER: JPM
 Meeting Date: 16-May-17
 1A. Election of Director: Linda B. Bammann            Issuer         For          Voted - For
 1B. Election of Director: James A. Bell               Issuer         For          Voted - For
 1C. Election of Director: Crandall C. Bowles          Issuer         For          Voted - For
 1D. Election of Director: Stephen B. Burke            Issuer         For          Voted - Against
 1E. Election of Director: Todd A. Combs               Issuer         For          Voted - For
 1F. Election of Director: James S. Crown              Issuer         For          Voted - For
 1G. Election of Director: James Dimon                 Issuer         For          Voted - Against
 1H. Election of Director: Timothy P. Flynn            Issuer         For          Voted - For
 1I. Election of Director: Laban P. Jackson, Jr.       Issuer         For          Voted - Against
 1J. Election of Director: Michael A. Neal             Issuer         For          Voted - For
 1K. Election of Director: Lee R. Raymond              Issuer         For          Voted - Against
 1L. Election of Director: William C. Weldon           Issuer         For          Voted - Against
 2   Advisory Resolution to Approve Executive
       Compensation                                    Issuer         For          Voted - For
 3   Ratification of Independent Registered Public
       Accounting Firm                                 Issuer         For          Voted - Against
 4   Advisory Vote on Frequency of Advisory Resolution
       to Approve Executive Compensation               Issuer         1 Year       Voted - 1 Year
 5   Independent Board Chairman                        Shareholder    Against      Voted - For
 6   Vesting for Government Service                    Shareholder    Against      Voted - Against
 7   Clawback Amendment                                Shareholder    Against      Voted - Against
 8   Gender Pay Equity                                 Shareholder    Against      Voted - Against
 9   How Votes are Counted                             Shareholder    Against      Voted - For
 10  Special Shareowner Meetings                       Shareholder    Against      Voted - Against
MASTERCARD INCORPORATED
 SECURITY ID: 57636Q104 TICKER: MA
 Meeting Date: 27-Jun-17
 1A. Election of Director: Richard Haythornthwaite     Issuer         For          Voted - Against
 1B. Election of Director: Ajay Banga                  Issuer         For          Voted - For
 1C. Election of Director: Silvio Barzi                Issuer         For          Voted - For
 1D. Election of Director: David R. Carlucci           Issuer         For          Voted - Against
 1E. Election of Director: Steven J. Freiberg          Issuer         For          Voted - Against
 1F. Election of Director: Julius Genachowski          Issuer         For          Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1G. Election of Director: Merit E. Janow                  Issuer         For          Voted - For
 1H. Election of Director: Nancy J. Karch                  Issuer         For          Voted - For
 1I. Election of Director: Oki Matsumoto                   Issuer         For          Voted - For
 1J. Election of Director: Rima Qureshi                    Issuer         For          Voted - For
 1K. Election of Director: Jose Octavio Reyes Lagunes      Issuer         For          Voted - For
 1L. Election of Director: Jackson Tai                     Issuer         For          Voted - For
 2   Advisory Approval of Mastercards Executive
       Compensation                                        Issuer         For          Voted - For
 3   Advisory Vote on the Frequency of Future Advisory
       Votes on Executive Compensation                     Issuer         1 Year       Voted - 1 Year
 4   Re-approval of the Material Terms of the
       Performance Goals Under Mastercards 2006 Long Term
       Incentive Plan, As Amended and Restated, for 162(m)
       Purposes                                            Issuer         For          Voted - For
 5   Ratification of the Appointment of
       PricewaterhouseCoopers LLP As the Independent
       Registered Public Accounting Firm for Mastercard
       for 2017                                            Issuer         For          Voted - Against
 6   Consideration of A Stockholder Proposal on Gender
       Pay Equity                                          Shareholder    Against      Voted - Against
MEDTRONIC PLC
 SECURITY ID: G5960L103 TICKER: MDT
 Meeting Date: 09-Dec-16
 1A. Election of Director: Richard H. Anderson             Issuer         For          Voted - For
 1B. Election of Director: Craig Arnold                    Issuer         For          Voted - For
 1C. Election of Director: Scott C. Donnelly               Issuer         For          Voted - For
 1D. Election of Director: Randall Hogan III               Issuer         For          Voted - For
 1E. Election of Director: Omar Ishrak                     Issuer         For          Voted - Against
 1F. Election of Director: Shirley A. Jackson, Ph.D.       Issuer         For          Voted - For
 1G. Election of Director: Michael O. Leavitt              Issuer         For          Voted - For
 1H. Election of Director: James T. Lenehan                Issuer         For          Voted - For
 1I. Election of Director: Elizabeth Nabel, M.D.           Issuer         For          Voted - For
 1J. Election of Director: Denise M. Oleary                Issuer         For          Voted - For
 1K. Election of Director: Kendall J. Powell               Issuer         For          Voted - Against
 1L. Election of Director: Robert C. Pozen                 Issuer         For          Voted - For
 1M. Election of Director: Preetha Reddy                   Issuer         For          Voted - For
 2   To Ratify the Re-appointment of
       PricewaterhouseCoopers LLP As Medtronics
       Independent Auditor for Fiscal Year 2017 and
       Authorize the Board of Directors, Acting Through
       the Audit Committee, to Set Its Remuneration.       Issuer         For          Voted - For
 3   To Approve in A Non-binding Advisory Vote, Named
       Executive Officer Compensation (a
       "say-on-pay" Vote).                                 Issuer         For          Voted - For
 4   To Approve Amendments to Medtronics Articles of
       Association to Implement "proxy Access".            Issuer         For          Voted - For
 5A. To Approve Amendments to Medtronics: Articles of
       Association to Make Certain Administrative Changes. Issuer         For          Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 5B. To Approve Amendments to Medtronics: Memorandum of
       Association to Make Certain Administrative Changes. Issuer         For          Voted - For
 6   To Approve Amendments to Medtronics Articles of
       Association to Clarify the Boards Sole Authority to
       Determine Its Size Within the Fixed Limits in the
       Articles of Association.                            Issuer         For          Voted - Against
MONDELEZ INTERNATIONAL, INC.
 SECURITY ID: 609207105 TICKER: MDLZ
 Meeting Date: 17-May-17
 1A. Election of Director: Lewis W.k. Booth                Issuer         For          Voted - For
 1B. Election of Director: Charles E. Bunch                Issuer         For          Voted - For
 1C. Election of Director: Lois D. Juliber                 Issuer         For          Voted - For
 1D. Election of Director: Mark D. Ketchum                 Issuer         For          Voted - Against
 1E. Election of Director: Jorge S. Mesquita               Issuer         For          Voted - For
 1F. Election of Director: Joseph Neubauer                 Issuer         For          Voted - For
 1G. Election of Director: Nelson Peltz                    Issuer         For          Voted - For
 1H. Election of Director: Fredric G. Reynolds             Issuer         For          Voted - Against
 1I. Election of Director: Irene B. Rosenfeld              Issuer         For          Voted - For
 1J. Election of Director: Christiana S. Shi               Issuer         For          Voted - For
 1K. Election of Director: Patrick T. Siewert              Issuer         For          Voted - For
 1L. Election of Director: Ruth J. Simmons                 Issuer         For          Voted - For
 1M. Election of Director: Jean-francois M. L. Van
       Boxmeer                                             Issuer         For          Voted - For
 2   Ratification of PricewaterhouseCoopers LLP As
       Independent Registered Public Accountants for
       Fiscal Year Ending December 31, 2017.               Issuer         For          Voted - Against
 3   Advisory Vote to Approve Executive Compensation.      Issuer         For          Voted - For
 4   Advisory Vote on the Frequency of Future Advisory
       Votes to Approve Executive Compensation.            Issuer         1 Year       Voted - 1 Year
 5   Shareholder Proposal: Report on Non-recyclable
       Packaging.                                          Shareholder    Against      Voted - Against
 6   Shareholder Proposal: Create A Committee to Prepare
       A Report Regarding the Impact of Plant Closures on
       Communities and Alternatives.                       Shareholder    Against      Voted - Against
ORACLE CORPORATION
 SECURITY ID: 68389X105 TICKER: ORCL
 Meeting Date: 16-Nov-16
 1   Director: Jeffrey S. Berg                             Issuer         For          Voted - For
 1   Director: H. Raymond Bingham                          Issuer         For          Voted - Withheld
 1   Director: Michael J. Boskin                           Issuer         For          Voted - For
 1   Director: Safra A. Catz                               Issuer         For          Voted - For
 1   Director: Bruce R. Chizen                             Issuer         For          Voted - For
 1   Director: George H. Conrades                          Issuer         For          Voted - Withheld
 1   Director: Lawrence J. Ellison                         Issuer         For          Voted - For
 1   Director: Hector Garcia-molina                        Issuer         For          Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1   Director: Jeffrey O. Henley                         Issuer         For          Voted - For
 1   Director: Mark V. Hurd                              Issuer         For          Voted - For
 1   Director: Renee J. James                            Issuer         For          Voted - Withheld
 1   Director: Leon E. Panetta                           Issuer         For          Voted - For
 1   Director: Naomi O. Seligman                         Issuer         For          Voted - Withheld
 2   Advisory Vote to Approve the Compensation of the
       Named Executive Officers.                         Issuer         For          Voted - Against
 3   Ratification of the Selection of Ernst & Young LLP
       As Independent Registered Public Accounting Firm
       for Fiscal Year 2017.                             Issuer         For          Voted - For
 4   Stockholder Proposal Regarding Lobbying Report.     Shareholder    Against      Voted - Against
PEPSICO, INC.
 SECURITY ID: 713448108 TICKER: PEP
 Meeting Date: 03-May-17
 1A. Election of Director: Shona L. Brown                Issuer         For          Voted - For
 1B. Election of Director: George W. Buckley             Issuer         For          Voted - For
 1C. Election of Director: Cesar Conde                   Issuer         For          Voted - For
 1D. Election of Director: Ian M. Cook                   Issuer         For          Voted - For
 1E. Election of Director: Dina Dublon                   Issuer         For          Voted - For
 1F. Election of Director: Rona A. Fairhead              Issuer         For          Voted - For
 1G. Election of Director: Richard W. Fisher             Issuer         For          Voted - For
 1H. Election of Director: William R. Johnson            Issuer         For          Voted - For
 1I. Election of Director: Indra K. Nooyi                Issuer         For          Voted - For
 1J. Election of Director: David C. Page                 Issuer         For          Voted - For
 1K. Election of Director: Robert C. Pohlad              Issuer         For          Voted - For
 1L. Election of Director: Daniel Vasella                Issuer         For          Voted - Against
 1M. Election of Director: Darren Walker                 Issuer         For          Voted - For
 1N. Election of Director: Alberto Weisser               Issuer         For          Voted - For
 2   Ratification of the Appointment of KPMG LLP As the
       Companys Independent Registered Public Accounting
       Firm for Fiscal Year 2017.                        Issuer         For          Voted - Against
 3   Advisory Approval of the Companys Executive
       Compensation.                                     Issuer         For          Voted - For
 4   Advisory Vote on Frequency of Future Shareholder
       Advisory Approval of the Companys Executive
       Compensation.                                     Issuer         1 Year       Voted - 1 Year
 5   Report Regarding Pesticide Pollution.               Shareholder    Against      Voted - Against
 6   Implementation of Holy Land Principles.             Shareholder    Against      Voted - Against
SCHLUMBERGER LIMITED (SCHLUMBERGER N.V.)
 SECURITY ID: 806857108 TICKER: SLB
 Meeting Date: 05-Apr-17
 1A. Election of Director: Peter L.s. Currie             Issuer         For          Voted - For
 1B. Election of Director: Miguel M. Galuccio            Issuer         For          Voted - For
 1C. Election of Director: V. Maureen Kempston Darkes    Issuer         For          Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1D. Election of Director: Paal Kibsgaard                Issuer         For          Voted - Against
 1E. Election of Director: Nikolay Kudryavtsev           Issuer         For          Voted - Against
 1F. Election of Director: Helge Lund                    Issuer         For          Voted - For
 1G. Election of Director: Michael E. Marks              Issuer         For          Voted - Against
 1H. Election of Director: Indra K. Nooyi                Issuer         For          Voted - For
 1I. Election of Director: Lubna S. Olayan               Issuer         For          Voted - For
 1J. Election of Director: Leo Rafael Reif               Issuer         For          Voted - Against
 1K. Election of Director: Tore I. Sandvold              Issuer         For          Voted - Against
 1L. Election of Director: Henri Seydoux                 Issuer         For          Voted - For
 2   To Approve, on an Advisory Basis, the Companys
       Executive Compensation.                           Issuer         For          Voted - For
 3   To Conduct an Advisory Vote on the Frequency of
       Future Advisory Votes on Executive Compensation.  Issuer         1 Year       Voted - 1 Year
 4   To Approve the Companys 2016 Financial Statements
       and the Boards 2016 Declarations of Dividends.    Issuer         For          Voted - For
 5   To Approve the Appointment of
       PricewaterhouseCoopers LLP As the Companys
       Independent Registered Public Accounting Firm for
       2017.                                             Issuer         For          Voted - Against
 6   To Approve the Adoption of the 2017 Schlumberger
       Omnibus Stock Incentive Plan.                     Issuer         For          Voted - For
 7   To Approve an Amendment and Restatement of the
       Schlumberger Discounted Stock Purchase Plan.      Issuer         For          Voted - For
THE COCA-COLA COMPANY
 SECURITY ID: 191216100 TICKER: KO
 Meeting Date: 26-Apr-17
 1A. Election of Director: Herbert A. Allen              Issuer         For          Voted - For
 1B. Election of Director: Ronald W. Allen               Issuer         For          Voted - Against
 1C. Election of Director: Marc Bolland                  Issuer         For          Voted - For
 1D. Election of Director: Ana Botin                     Issuer         For          Voted - For
 1E. Election of Director: Richard M. Daley              Issuer         For          Voted - For
 1F. Election of Director: Barry Diller                  Issuer         For          Voted - Against
 1G. Election of Director: Helene D. Gayle               Issuer         For          Voted - For
 1H. Election of Director: Alexis M. Herman              Issuer         For          Voted - For
 1I. Election of Director: Muhtar Kent                   Issuer         For          Voted - For
 1J. Election of Director: Robert A. Kotick              Issuer         For          Voted - For
 1K. Election of Director: Maria Elena Lagomasino        Issuer         For          Voted - For
 1L. Election of Director: Sam Nunn                      Issuer         For          Voted - Against
 1M. Election of Director: James Quincey                 Issuer         For          Voted - For
 1N. Election of Director: David B. Weinberg             Issuer         For          Voted - For
 2   Advisory Vote to Approve Executive Compensation     Issuer         For          Voted - For
 3   Advisory Vote on the Frequency of Future Advisory
       Votes to Approve Executive Compensation           Issuer         1 Year       Voted - 1 Year
 4   Ratification of the Appointment of Ernst & Young
       LLP As Independent Auditors                       Issuer         For          Voted - Against
 5   Shareowner Proposal Regarding A Human Rights Review Shareholder    Against      Voted - Against


HAVERFORD QUALITY GROWTH STOCK FUND




 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
THE PROCTER & GAMBLE COMPANY
 SECURITY ID: 742718109 TICKER: PG
 Meeting Date: 11-Oct-16
 1A. Election of Director: Francis S. Blake               Issuer         For          Voted - For
 1B. Election of Director: Angela F. Braly                Issuer         For          Voted - For
 1C. Election of Director: Kenneth I. Chenault            Issuer         For          Voted - Against
 1D. Election of Director: Scott D. Cook                  Issuer         For          Voted - Against
 1E. Election of Director: Terry J. Lundgren              Issuer         For          Voted - Against
 1F. Election of Director: W. James Mcnerney, Jr.         Issuer         For          Voted - Against
 1G. Election of Director: David S. Taylor                Issuer         For          Voted - For
 1H. Election of Director: Margaret C. Whitman            Issuer         For          Voted - Against
 1I. Election of Director: Patricia A. Woertz             Issuer         For          Voted - For
 1J. Election of Director: Ernesto Zedillo                Issuer         For          Voted - For
 2   Ratify Appointment of the Independent Registered
       Public Accounting Firm                             Issuer         For          Voted - For
 3   Advisory Vote on the Companys Executive
       Compensation (the "say on Pay" Vote)               Issuer         For          Voted - Against
 4   Shareholder Proposal - Report on Lobbying Policies
       of Third Party Organizations                       Shareholder    Against      Voted - Against
 5   Shareholder Proposal - Report on Application of
       Company Non-discrimination Policies in States with
       Pro-discrimination Laws                            Shareholder    Against      Voted - Against
THE TJX COMPANIES, INC.
 SECURITY ID: 872540109 TICKER: TJX
 Meeting Date: 06-Jun-17
 1A. Election of Director: Zein Abdalla                   Issuer         For          Voted - For
 1B. Election of Director: Jose B. Alvarez                Issuer         For          Voted - Against
 1C. Election of Director: Alan M. Bennett                Issuer         For          Voted - Against
 1D. Election of Director: David T. Ching                 Issuer         For          Voted - For
 1E. Election of Director: Ernie Herrman                  Issuer         For          Voted - For
 1F. Election of Director: Michael F. Hines               Issuer         For          Voted - Against
 1G. Election of Director: Amy B. Lane                    Issuer         For          Voted - For
 1H. Election of Director: Carol Meyrowitz                Issuer         For          Voted - For
 1I. Election of Director: Jackwyn L. Nemerov             Issuer         For          Voted - Against
 1J. Election of Director: John F. Obrien                 Issuer         For          Voted - For
 1K. Election of Director: Willow B. Shire                Issuer         For          Voted - Against
 2   Ratification of Appointment of
       PricewaterhouseCoopers As Tjxs Independent
       Registered Public Accounting Firm for Fiscal 2018  Issuer         For          Voted - Against
 3   Reapproval of Material Terms of Performance Goals
       Under the Stock Incentive Plan                     Issuer         For          Voted - Against
 4   Reapproval of Material Terms of Performance Goals
       Under the Cash Incentive Plans                     Issuer         For          Voted - Against
 5   Advisory Approval of Tjxs Executive Compensation
       (the Say-on-pay Vote)                              Issuer         For          Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 6   Advisory Approval of the Frequency of Tjxs
       Say-on-pay Votes                                    Issuer         1 Year       Voted - 1 Year
 7   Shareholder Proposal for Inclusion of Diversity As
       A Ceo Performance Measure                           Shareholder    Against      Voted - Against
 8   Shareholder Proposal for A Review and Summary
       Report on Executive Compensation Policies           Shareholder    Against      Voted - Against
 9   Shareholder Proposal for A Report on Compensation
       Disparities Based on Race, Gender, Or Ethnicity     Shareholder    Against      Voted - Against
 10  Shareholder Proposal for A Report on Net-zero
       Greenhouse Gas Emissions                            Shareholder    Against      Voted - Against
TWENTY-FIRST CENTURY FOX, INC.
 SECURITY ID: 90130A200 TICKER: FOX
 Meeting Date: 10-Nov-16
 1A. Election of Director: K. Rupert Murdoch               Issuer         For          Voted - For
 1B. Election of Director: Lachlan K. Murdoch              Issuer         For          Voted - For
 1C. Election of Director: Delphine Arnault                Issuer         For          Voted - For
 1D. Election of Director: James W. Breyer                 Issuer         For          Voted - Against
 1E. Election of Director: Chase Carey                     Issuer         For          Voted - For
 1F. Election of Director: David F. Devoe                  Issuer         For          Voted - For
 1G. Election of Director: Viet Dinh                       Issuer         For          Voted - For
 1H. Election of Director: Sir Roderick I. Eddington       Issuer         For          Voted - Against
 1I. Election of Director: James R. Murdoch                Issuer         For          Voted - For
 1J. Election of Director: Jacques Nasser                  Issuer         For          Voted - Against
 1K. Election of Director: Robert S. Silberman             Issuer         For          Voted - Against
 1L. Election of Director: Tidjane Thiam                   Issuer         For          Voted - For
 1M. Election of Director: Jeffrey W. Ubben                Issuer         For          Voted - For
 2   Proposal to Ratify the Selection of Ernst & Young
       LLP As the Companys Independent Registered Public
       Accounting Firm for the Fiscal Year Ending June 30,
       2017.                                               Issuer         For          Voted - For
 3   Advisory Vote on Executive Compensation.              Issuer         For          Voted - Against
UNITED TECHNOLOGIES CORPORATION
 SECURITY ID: 913017109 TICKER: UTX
 Meeting Date: 24-Apr-17
 1A. Election of Director: Lloyd J. Austin III             Issuer         For          Voted - For
 1B. Election of Director: Diane M. Bryant                 Issuer         For          Voted - For
 1C. Election of Director: John V. Faraci                  Issuer         For          Voted - Against
 1D. Election of Director: Jean-pierre Garnier             Issuer         For          Voted - Against
 1E. Election of Director: Gregory J. Hayes                Issuer         For          Voted - Against
 1F. Election of Director: Edward A. Kangas                Issuer         For          Voted - For
 1G. Election of Director: Ellen J. Kullman                Issuer         For          Voted - For
 1H. Election of Director: Marshall O. Larsen              Issuer         For          Voted - For
 1I. Election of Director: Harold Mcgraw III               Issuer         For          Voted - Against
 1J. Election of Director: Fredric G. Reynolds             Issuer         For          Voted - For





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 1K. Election of Director: Brian C. Rogers                 Issuer         For          Voted - For
 1L. Election of Director: Christine Todd Whitman          Issuer         For          Voted - For
 2   Appointment of PricewaterhouseCoopers LLP to Serve
       As Independent Auditor for 2017.                    Issuer         For          Voted - Against
 3   Advisory Vote to Approve Named Executive Officer
       Compensation.                                       Issuer         For          Voted - For
 4   Advisory Vote on the Frequency of Shareowner Votes
       on Named Executive Officer Compensation.            Issuer         1 Year       Voted - 1 Year
UNITEDHEALTH GROUP INCORPORATED
 SECURITY ID: 91324P102 TICKER: UNH
 Meeting Date: 05-Jun-17
 1A. Election of Director: William C. Ballard, Jr.         Issuer         For          Voted - Against
 1B. Election of Director: Richard T. Burke                Issuer         For          Voted - Against
 1C. Election of Director: Timothy P. Flynn                Issuer         For          Voted - For
 1D. Election of Director: Stephen J. Hemsley              Issuer         For          Voted - For
 1E. Election of Director: Michele J. Hooper               Issuer         For          Voted - For
 1F. Election of Director: Rodger A. Lawson                Issuer         For          Voted - For
 1G. Election of Director: Glenn M. Renwick                Issuer         For          Voted - For
 1H. Election of Director: Kenneth I. Shine, M.D.          Issuer         For          Voted - For
 1I. Election of Director: Gail R. Wilensky, Ph.D.         Issuer         For          Voted - For
 2   Advisory Approval of the Companys Executive
       Compensation.                                       Issuer         For          Voted - For
 3   Advisory Approval of the Frequency of Holding
       Future Say-on-pay Votes.                            Issuer         1 Year       Voted - 1 Year
 4   Ratification of the Appointment of Deloitte &
       Touche LLP As the Independent Registered Public
       Accounting Firm for the Company for the Year Ending
       December 31, 2017.                                  Issuer         For          Voted - Against
 5   The Shareholder Proposal Set Forth in the Proxy
       Statement Requesting Additional Lobbying
       Disclosure, If Properly Presented at the 2017
       Annual Meeting of Shareholders.                     Shareholder    Against      Voted - Against
W.W. GRAINGER, INC.
 SECURITY ID: 384802104 TICKER: GWW
 Meeting Date: 26-Apr-17
 1   Director: Rodney C. Adkins                            Issuer         For          Voted - For
 1   Director: Brian P. Anderson                           Issuer         For          Voted - For
 1   Director: V. Ann Hailey                               Issuer         For          Voted - For
 1   Director: Stuart L. Levenick                          Issuer         For          Voted - Withheld
 1   Director: D.g. Macpherson                             Issuer         For          Voted - For
 1   Director: Neil S. Novich                              Issuer         For          Voted - Withheld
 1   Director: Michael J. Roberts                          Issuer         For          Voted - Withheld
 1   Director: James T. Ryan                               Issuer         For          Voted - For
 1   Director: E. Scott Santi                              Issuer         For          Voted - For
 1   Director: James D. Slavik                             Issuer         For          Voted - Withheld





                                   HAVERFORD QUALITY GROWTH STOCK FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 2   Proposal to Ratify the Appointment of Ernst & Young
       LLP As Independent Auditor for the Year Ending
       December 31, 2017.                                  Issuer         For          Voted - Against
 3   Say on Pay: Advisory Proposal to Approve
       Compensation of the Companys Named Executive
       Officers.                                           Issuer         For          Voted - For
 4   Say When on Pay: Advisory Proposal to Select the
       Frequency of the Advisory Vote on Compensation of
       the Companys Named Executive Officers.              Issuer         1 Year       Voted - 1 Year
WALT DISNEY COMPANY, THE
 SECURITY ID: 254687106 TICKER: DIS
 Meeting Date: 08-Mar-17
 1A. Election of Director: Susan E. Arnold                 Issuer         For          Voted - Against
 1B. Election of Director: John S. Chen                    Issuer         For          Voted - Against
 1C. Election of Director: Jack Dorsey                     Issuer         For          Voted - For
 1D. Election of Director: Robert A. Iger                  Issuer         For          Voted - Against
 1E. Election of Director: Maria Elena Lagomasino          Issuer         For          Voted - Against
 1F. Election of Director: Fred H. Langhammer              Issuer         For          Voted - Against
 1G. Election of Director: Aylwin B. Lewis                 Issuer         For          Voted - Against
 1H. Election of Director: Robert W. Matschullat           Issuer         For          Voted - Against
 1I. Election of Director: Mark G. Parker                  Issuer         For          Voted - For
 1J. Election of Director: Sheryl K. Sandberg              Issuer         For          Voted - For
 1K. Election of Director: Orin C. Smith                   Issuer         For          Voted - Against
 2   To Ratify the Appointment of PricewaterhouseCoopers
       LLP As the Companys Registered Public Accountants
       for 2017.                                           Issuer         For          Voted - Against
 3   To Approve the Advisory Resolution on Executive
       Compensation.                                       Issuer         For          Voted - Against
 4   To Approve Holding an Advisory Vote on Executive
       Compensation Every One, Two Or Three Years, As
       Indicated.                                          Issuer         1 Year       Voted - 1 Year
 5   To Approve the Shareholder Proposal Requesting an
       Annual Report Disclosing Information Regarding the
       Companys Lobbying Policies and Activities.          Shareholder    Against      Voted - Against
 6   To Approve the Shareholder Proposal Requesting the
       Board to Amend the Companys Bylaws Relating to
       Proxy Access to Increase the Number of Permitted
       Nominees, Remove the Limit on Aggregating Shares to
       Meet the Shareholding Requirement, and Remove the
       Limitation on Renomination of Persons Based on
       Votes in A Prior Election.                          Shareholder    Against      Voted - For
WELLS FARGO & COMPANY
 SECURITY ID: 949746101 TICKER: WFC
 Meeting Date: 25-Apr-17
 1A. Election of Director: John D. Baker II                Issuer         For          Voted - Against
 1B. Election of Director: John S. Chen                    Issuer         For          Voted - Against





                                  HAVERFORD QUALITY GROWTH STOCK FUND
PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
1C. Election of Director: Lloyd H. Dean                 Issuer         For          Voted - Against
1D. Election of Director: Elizabeth A. Duke             Issuer         For          Voted - Against
1E. Election of Director: Enrique Hernandez, Jr.        Issuer         For          Voted - Against
1F. Election of Director: Donald M. James               Issuer         For          Voted - For
1G. Election of Director: Cynthia H. Milligan           Issuer         For          Voted - Against
1H. Election of Director: Karen B. Peetz                Issuer         For          Voted - For
1I. Election of Director: Federico F. Pena              Issuer         For          Voted - Against
1J. Election of Director: James H. Quigley              Issuer         For          Voted - For
1K. Election of Director: Stephen W. Sanger             Issuer         For          Voted - Against
1L. Election of Director: Ronald L. Sargent             Issuer         For          Voted - Against
1M. Election of Director: Timothy J. Sloan              Issuer         For          Voted - Against
1N. Election of Director: Susan G. Swenson              Issuer         For          Voted - Against
1O. Election of Director: Suzanne M. Vautrinot          Issuer         For          Voted - Against
2   Advisory Resolution to Approve Executive
      Compensation.                                     Issuer         For          Voted - Against
3   Advisory Proposal on the Frequency of Future
      Advisory Votes to Approve Executive Compensation. Issuer         1 Year       Voted - 1 Year
4   Ratify the Appointment of KPMG LLP As the Companys
      Independent Registered Public Accounting Firm for
      2017.                                             Issuer         For          Voted - Against
5   Stockholder Proposal - Retail Banking Sales
      Practices Report.                                 Shareholder    Against      Voted - For
6   Stockholder Proposal - Cumulative Voting.           Shareholder    Against      Voted - Against
7   Stockholder Proposal - Divesting Non-core Business
      Report.                                           Shareholder    Against      Voted - For
8   Stockholder Proposal - Gender Pay Equity Report.    Shareholder    Against      Voted - Against
9   Stockholder Proposal - Lobbying Report.             Shareholder    Against      Voted - Against
10  Stockholder Proposal - Indigenous Peoples Rights
      Policy.                                           Shareholder    Against      Voted - Against

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE ADVISORS' INNER CIRCLE FUND

By: /s/ Michael Beattie
    -------------------
    Michael Beattie
    President
    Date: August 30, 2017